Intangible Liabilities/Assets - Charter Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Liabilitiesassets - Charter Agreements
Amortization income of intangible liabilities-charter agreements	$ 41,158	$ 45,430	$ 541
Amortization of intangible liabilities	41,158	45,430	2,008
Amortization of intangible asset		(0)	1,467
Amortization of intangible liabilities - related party	$ 5,385	$ 6,882	$ 1,782
Weighted average useful lives	1 year 7 months 28 days